20. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Schedule of variable interest entities
	December 31,
	2017	2016
	RMB	RMB

Total assets	4,637,085	2,927,081
Total liabilities	5,388,831	3,730,034

	Year Ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Income	404,139	480,244	216,893
Net (loss) income from discontinued operation	(46,264)	76,243	5,079
Net loss from continued operation	(369,587)	(23,466)	(971)